Information by Segment (Tables)	12 Months Ended
Dec. 31, 2022
Segments [Abstract]
Summary of Information by Operating Segment

2022	Coca-Cola FEMSA		Proximity Americas		Proximity Europe		Health Division		Fuel Division		Heineken Investment		Logistics and Distribution		Other (1)		Consolidation Adjustments		Consolidated
Total revenues	Ps.	226,740	Ps.	233,958	Ps.	9,809	Ps.	74,800	Ps.	51,813	Ps.	—	Ps.	72,539	Ps.	25,677	Ps.	(22,134)	Ps.	673,202
Intercompany revenue		6,489		74		—		—		311		—		6,754		8,506		(22,134)		—
Gross profit		100,300		97,586		4,599		21,983		6,560		—		16,165		7,920		(3,445)		251,668
Administrative expenses		—		—		—		—		—		—		—		—		—		34,486
Selling expenses		—		—		—		—		—		—		—		—		—		157,340
Other income		—		—		—		—		—		—		—		—		—		1,088
Other expenses		—		—		—		—		—		—		—		—		—		2,870
Interest expense		6,500		6,851		145		1,468		1,125		1		1,205		4,732		(5,713)		16,314
Interest income		2,411		298		6		86		338		79		172		5,482		(5,029)		3,842
Other net finance loss (3)		—		—		—		—		—		—		—		—		—		(3,908)
Income before income taxes and share of the profit of equity method accounted investees		25,787		5,661		218		1,659		1,543		66		1,895		4,456		395		41,680
Income taxes		6,547		2,793		302		600		406		11		1,077		2,659		—		14,395
Share of the profit of equity method accounted investees, net of tax		386		(276)		—		—		—		7,359		4		(15)		—		7,458
Consolidated net income		—		—		—		—		—		—		—		—		—		34,743
Depreciation and amortization (2)		10,425		11,518		826		3,291		1,062		—		3,115		811		(521)		30,527
Non-cash items other than depreciation and amortization		1,738		511		5		394		59		—		27		133		2		2,869
Investments in equity method accounted investees		8,452		2,650		—		1		19		92,282		12		253		—		103,669
Total assets		277,995		143,877		38,759		60,960		24,102		98,162		81,115		162,788		(88,943)		798,815
Total liabilities		146,119		119,991		36,647		47,798		19,574		1,863		43,231		134,742		(88,951)		461,014
Investments in fixed assets (4)		19,665		9,931		544		2,868		157		—		1,140		1,073		(968)		34,410

(1)Includes other companies and corporate (see Note 1).
(2)Includes bottle breakage.
(3)Includes foreign exchange loss, net; gain on monetary position for subsidiaries in hyperinflationary economies; and market value loss on financial instruments.
(4)Includes acquisitions and disposals of property, plant and equipment, intangible assets, and other long-lived assets.

2021 (Revised)	Coca-Cola FEMSA		Proximity Division		Health Division		Fuel Division		Heineken Investment		Logistics and Distribution		Other (1)		Consolidation Adjustments		Consolidated
Total revenues	Ps.	194,804	Ps.	198,586	Ps.	73,027	Ps.	39,922	Ps.	—	Ps.	48,412	Ps.	21,754	Ps.	(20,244)	Ps.	556,261
Intercompany revenue		5,428		520		—		57		—		5,809		8,430		(20,244)		—
Gross profit		88,598		84,196		21,736		5,269		—		10,569		8,479		(5,134)		213,713
Administrative expenses		—		—		—		—		—		—		—		—		27,219
Selling expenses		—		—		—		—		—		—		—		—		134,079
Other income		—		—		—		—		—		—		—		—		5,887
Other expenses		—		—		—		—		—		—		—		—		3,727
Interest expense		6,192		6,076		1,465		1,119		—		430		5,269		(3,613)		16,938
Interest income		932		440		30		154		74		1		3,446		(3,613)		1,464
Other net finance loss (3)		—		—		—		—		—		—		—		—		2,090
Income before income taxes and share of the profit of equity method accounted investees		22,852		12,580		1,068		455		59		1,854		2,477		(154)		41,191
Income taxes		6,609		996		1,219		103		15		982		4,354		—		14,278
Share of the profit of equity method accounted investees, net of tax		88		(120)		—		—		10,775		8		14		—		10,765
Consolidated net income		—		—		—		—		—		—		—		—		37,678
Depreciation and amortization (2)		9,834		10,869		3,355		972		—		2,684		402		(129)		27,987
Non-cash items other than depreciation and amortization		1,613		448		111		14		—		145		110		—		2,441
Investments in equity method accounted investees		7,494		2,899		—		19		96,349		—		538		—		107,299
Total assets		271,567		129,821		57,463		19,878		101,706		64,168		166,984		(74,087)		737,500
Total liabilities		143,995		110,765		44,037		16,503		4,383		28,245		128,568		(74,113)		402,383
Investments in fixed assets (4)		13,865		7,179		2,049		243		—		557		474		(312)		24,055

(1)Includes other companies and corporate (see Note 1).
(2)Includes bottle breakage.
(3)Includes foreign exchange loss, net; gain on monetary position for subsidiaries in hyperinflationary economies; and market value loss on financial instruments.
(4)Includes acquisitions and disposals of property, plant and equipment, intangible assets, and other long-lived assets.

2020 (Revised)	Coca-Cola FEMSA		Proximity Division		Health Division		Fuel Division		Heineken Investment		Logistics and Distribution		Other (1)		Consolidation Adjustments		Consolidated
Total revenues	Ps.	183,615	Ps.	181,277	Ps.	65,172	Ps.	34,322	Ps.	—	Ps.	31,568	Ps.	17,311	Ps.	(20,299)	Ps.	492,966
Intercompany revenue		5,016		451		—		9		—		5,508		9,315		(20,299)		—
Gross profit		82,811		74,296		19,575		4,829		—		5,191		8,103		(5,152)		189,653
Administrative expenses		—		—		—		—		—		—		—		—		22,988
Selling expenses		—		—		—		—		—		—		—		—		123,405
Other income		—		—		—		—		—		—		—		—		3,343
Other expenses		—		—		—		—		—		—		—		—		12,381
Interest expense		7,894		5,932		1,540		1,099		—		397		4,376		(3,722)		17,516
Interest income		1,048		388		162		155		61		56		3,952		(3,722)		2,100
Other net finance loss (3)		—		—		—		—		—		—		—		—		505
Income before income taxes and share of the profit of equity method accounted investees		16,077		6,409		753		330		48		776		(5,567)		485		19,311
Income taxes		5,428		(280)		243		126		12		446		8,844		—		14,819
Share of the profit of equity method accounted investees, net of tax		(281)		(18)		—		—		(434)		—		(3)		—		(736)
Consolidated net income		—		—		—		—		—		—		—		—		3,756
Depreciation and amortization (2)		10,608		10,574		3,543		865		—		2,062		500		(103)		28,049
Non-cash items other than depreciation and amortization		1,494		739		28		21		—		(25)		164		—		2,421
Investments in equity method accounted investees		7,623		3,102		—		19		87,291		—		235		—		98,270
Total assets		263,066		121,200		60,107		19,572		92,444		52,057		135,456		(59,054)		684,848
Total liabilities		140,609		104,141		46,038		16,466		4,011		15,163		110,054		(58,821)		377,661
Investments in fixed assets (4)		10,354		6,907		1,694		549		—		481		1,052		(144)		20,893

(1)Includes other companies and corporate (see Note 1).
(2)Includes bottle breakage.
(3)Includes foreign exchange gain, net; gain on monetary position for subsidiaries in hyperinflationary economies; and market value loss on financial instruments.
(4)Includes acquisitions and disposals of property, plant and equipment, intangible assets, and other long-lived assets.

Summary of Geographic Area for Non-Current Assets
Geographic disclosure for the Company’s non-current assets is as follow:

	2022		2021
Mexico and Central America (1)	Ps.	245,222	Ps.	234,719
United States (2)		61,164		53,447
South America (3)		121,398		117,278
Europe (4)		144,582		101,338
Consolidated	Ps.	572,366	Ps.	506,782

(1)Domestic (Mexico only) non-current assets were Ps. 237,832 and Ps. 220,843, as of December 31, 2022 and December 31, 2021, respectively.
(2)On May 15, 2020, the Company completed the acquisition of the specialized distribution business of cleaning products and consumables in the United States, through the controlling interest of NW Synergy, which includes WAXIE Sanitary Supply (“WAXIE”) and North American Corporation (“North American”). Additionally, on December 31, 2020, the Company completed the acquisition of Southeastern Paper Group (“SEPG”). During 2022 and 2021 the Company acquired other companies increasing its specialized distribution footprint in the United States. See Note 4.
(3)South America non-current assets includes Brazil, Argentina, Colombia, Chile, Uruguay and Ecuador. Brazilian non-current assets were Ps. 67,848 and Ps. 65,512, as of December 31, 2022 and December 31, 2021, respectively. Colombia’s non-current assets were Ps. 17,092 and Ps. 14,433, as of December 31, 2022 and December 31, 2021, respectively. Argentina’s non-current assets were Ps. 4,895 and Ps. 4,486, as of December 31, 2022 and December 31, 2021, respectively. Chile’s non-current assets were Ps. 30,272 and Ps. 29,621, as of December 31, 2022 and December 31, 2021, respectively. Uruguay’s non-current assets were Ps.3,403 and Ps. 2,473, as of December 31, 2022 and December 31, 2021, respectively. Ecuador’s non-current assets were Ps. 3,737 and Ps. 3,590, as of December 31, 2022 and December 31, 2021, respectively.
(4)On October 7, 2022, the Company completed the acquisition of Valora Holding AG.